Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis
	December 31, 2020
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Asset management products	20,028,205	-	20,028,205	-
Wealth management products	398,108,568	397,107,417	1,001,151	-
Total	418,136,773	397,107,417	21,029,356	-
	December 31, 2019
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Asset management products	20,020,456	-	20,020,456	-
Wealth management products	634,307,598	-	634,307,598	-
Total	654,328,054	-	654,328,054	-

Schedule of assets and liabilities measured at fair value on a non-recurring basis
	December 31, 2020
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Loans(1)	656,490,484	-	656,490,484	-
Loans held-for-sale(2)	76,013,067	-	76,013,067	-
Equity securities(3)	34,010,000	-	34,010,000	-
Total	766,513,551	-	766,513,551	-
	December 31, 2019
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Loans(1)	-	-	-	-
Loans held-for-sale(2)	66,698,869	-	66,698,869	-
Equity securities(3)	34,010,000	-	34,010,000	-
Total	100,708,869	-	100,708,869	-
(1)	The Group records nonrecurring fair value adjustments to reflect partial write-downs that are based on the observable market price of the loan or current appraised value of the collateral.
(2)	Loans held for sale are held at LOCOM (the lower of cost or fair value) which may be written down to fair value on a nonrecurring basis.
(3)	Nonmarketable equity securities are accounted for using the measurement alternative and can be subject to nonrecurring fair value adjustments to record impairment.